TAXES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following:
	As of
	June 30,	December 31,
	2024	2023
Income tax payable	$1,934,270	$1,686,790
Other tax payable	735,276	685,856
Total tax payable	$2,669,546	$2,372,646